Other revenues (Tables)	12 Months Ended
Dec. 31, 2013
Revenues [Abstract]
Other revenues
Other revenues consist of the following:

	Year ended December 31
(In US$ millions)	2013	2012	2011
Amortization of unfavorable contracts	67	—	24
Amortization of favorable contracts	(2)	(12)	(23)
Revenues related party	2	15	—
External management fees with third parties	45	—	—
Total	112	3	1